Concentrations of Credit Risk (Details Textual)	12 Months Ended
Dec. 31, 2012
Concentrations of Credit Risk (Textual) [Abstract]
Bank' maximum primary lending	10.00%
Maximum Tier I concentration of credit	25.00%